Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS:
Investment properties at cost	$ 34,252,521	$ 29,657,046
Less - accumulated depreciation	9,068,388	8,388,130
Investment properties, net	25,184,133	21,268,916
Cash and cash equivalents	1,184,518	798,650
Tenant receivables and accrued revenue, net	521,301	486,731
Investment in unconsolidated entities, at equity	2,108,966	1,378,084
Investment in Klepierre, at equity	2,016,954
Deferred costs and other assets	1,570,734	1,633,544
Notes receivable from related party		651,000
Total assets	32,586,606	26,216,925
LIABILITIES:
Mortgages and other indebtedness	23,113,007	18,446,440
Accounts payable, accrued expenses, intangibles, and deferred revenues	1,374,172	1,091,712
Cash distributions and losses in partnerships and joint ventures, at equity	724,744	695,569
Other liabilities	303,588	170,971
Total liabilities	25,515,511	20,404,692
Commitments and contingencies
Limited partners' preferred interest in the Operating Partnership and noncontrolling redeemable interests in properties	178,006	267,945
Capital stock (850,000,000 total shares authorized, $0.0001 par value, 238,000,000 shares of excess common stock, 100,000,000 authorized shares of preferred stock):
Series J 8 3/8% cumulative redeemable preferred stock, 1,000,000 shares authorized, 796,948 issued and outstanding with a liquidation value of $ 39,847	44,719	45,047
Capital in excess of par value	9,175,724	8,103,133
Accumulated deficit	(3,083,190)	(3,251,740)
Accumulated other comprehensive loss	(90,900)	(94,263)
Common stock held in treasury at cost, 3,762,595 and 3,877,448 shares, respectively	(135,781)	(152,541)
Total stockholders' equity	5,910,603	4,649,666
Noncontrolling interests	982,486	894,622
Total equity	6,893,089	5,544,288
Total liabilities and equity	32,586,606	26,216,925
Common stock
Capital stock (850,000,000 total shares authorized, $0.0001 par value, 238,000,000 shares of excess common stock, 100,000,000 authorized shares of preferred stock):
Common stock, $0.0001 par value, 511,990,000 shares authorized, 313,658,419 and 297,725,698 issued and outstanding, respectively	31	30
Class B common stock
Capital stock (850,000,000 total shares authorized, $0.0001 par value, 238,000,000 shares of excess common stock, 100,000,000 authorized shares of preferred stock):
Common stock, $0.0001 par value, 511,990,000 shares authorized, 313,658,419 and 297,725,698 issued and outstanding, respectively